THE ADVISORS' INNER CIRCLE FUND





THE RICE HALL JAMES PORTFOLIOS
ANNUAL REPORT                                                   OCTOBER 31, 2002


                       RICE HALL JAMES MICRO CAP PORTFOLIO
                       (FORMERLY NAMED THE RICE HALL JAMES SMALL CAP PORTFOLIO)

                       RICE HALL JAMES SMALL/MID CAP PORTFOLIO


[GRAPHIC OMMITTED]


INVESTMENT ADVISER:

RICE HALL JAMES & ASSOCIATES

THE ADVISORS' INNER CIRCLE FUND                                 RHJ PORTFOLIOS
                                                                OCTOBER 31, 2002

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter ....................................................      1

Performance Comparison
     Micro Cap ..........................................................      6
     Small/Mid Cap ......................................................      7

Statements of Net Assets
     Micro Cap ..........................................................      8
     Small/Mid Cap ......................................................     12

Statements of Operations ................................................     16

Statements of Changes in Net Assets
     Micro Cap ..........................................................     17
     Small/Mid Cap ......................................................     18

Financial Highlights
     Micro Cap ..........................................................     19
     Small/Mid Cap ......................................................     20

Notes to Financial Statements ...........................................     21

Report of Independent Accountants .......................................     27

Trustees of The Advisors' Inner Circle Fund .............................     28

Shareholder Voting Results ..............................................     36

Notice to Shareholders ..................................................     37
--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS


--------------------------------------------------------------------------------
November 13, 2002

Dear Shareholders:

The performance of the Rice Hall James ("RHJ") Small/Mid Cap Portfolio as of October 31, 2002 is presented below. Three indices are provided for comparative purposes, the Russell 2000 Index, the Russell Mid Cap Index and a custom index created by averaging the returns of the Russell 2000 Index and the Russell Mid Cap Index. This 50/50 Blended Russell Index is the appropriate benchmark for the RHJ Small/Mid Cap Portfolio.
                                 FISCAL
                                   4TH            CALENDAR             ONE
                                 QUARTER            Y-T-D             YEAR
                               -----------      ------------        --------

RHJ SMALL/MID CAP*                -3.68%           -22.73%           -14.07%

Russell 2000 Index                -4.45%           -22.69%           -11.57%

Russell MidCap Index              -4.12%           -18.41%            -8.02%

50/50 Blended
   Russell Index                  -4.27%           -20.51%            -9.72%

*INCEPTION DATE: 11-01-96

The -14.07% return generated by the RHJ Small/Mid Cap Portfolio was 4.35% below the return of the 50/50 Blended Russell Index benchmark for the year ended October 31, 2002. This was a disappointing year for all equity investors, but it was particularly challenging for those investors or funds that were leaning toward growth issues. In our last semi-annual report to shareholders we stated that as of April 30, 2002, there was a higher percentage of growth issues in the Portfolio versus value-oriented stocks when compared to year-end 2001. The market had rewarded investors handsomely in the value side of the market during that previous six to twelve-month period and punished those in the growth area. The 4% shortfall in performance in the past year can all be attributed to the first six months of this fiscal year. Since April 30, 2002 the results have been within 0.5% of the benchmark index.

In spite of the difficulty in the growth areas of the market, it remains our belief that growth is starting to look more attractive, at least selectively, while the stocks of more stable, consistent, slow growth businesses are trading at historically high price earnings ratios versus their meager long-term growth rates.

Reviewing the RHJ Small/Mid Cap Portfolio for the year, it is readily apparent that the shortfall in this year's results can be attributed entirely to two sectors: Technology and HealthCare. We had slightly overweighted Technology at 15% of the Portfolio (market weight was 12%) and while the performance of our Technology sector was better than the market Tech sector's -38%, it was still far below that of the overall market. Our stock selection resulted in an underweighting in the HealthCare sector, 10% of the Portfolio versus 12% of the benchmark index, which was beneficial due to the

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS


--------------------------------------------------------------------------------
market HealthCare sector's -26% return. Unfortunately, our underweight advantage was more than offset by our poor stock selection in this sector. These two sectors accounted for more than the 4.35% differential in the Portfolio's overall performance relative to the benchmark.

On the positive side, stock selection was generally strong in the Consumer related, Energy and Auto & Transportation sectors. These three sectors accounted for nearly half the Portfolio assets. We remain heavily weighted in Consumer related issues (collectively approaching 30% of the Portfolio) and underweighted in Financial Services (approximately 7%), favoring those companies with higher growth potential and lower valuation relative to their projected growth rates.

The RHJ Small/Mid Cap Portfolio is designed to replicate the Rice Hall James core equity style in which the overwhelming majority of RHJ separate accounts have been successfully managed for many years. The market value of the RHJ Small/Mid Cap Portfolio was $86.1 million as of October 31, 2002. Sector weightings do not drive our fundamentally based stock selection process and we do not expect any dramatic changes in sector exposures this quarter. Maximum capital appreciation is the primary objective of this Portfolio, current income generation is not a consideration and volatility and turnover may be high. No derivative investments are used.

The performance of the Rice Hall James Micro Cap Portfolio as of October 31, 2002 is presented below:
                                 FISCAL
                                   4TH            CALENDAR             ONE
                                 QUARTER            Y-T-D              YEAR
                               -----------      ------------         --------

RHJ MICRO CAP*                    -6.07%           -25.44%            -16.32%

Russell 2000 Index                -4.45%           -22.69%            -11.57%

*INCEPTION DATE: 07-01-94

Like the RHJ Small/Mid Cap Portfolio, the RHJ Micro Cap Portfolio's greater exposure to growth issues resulted in performance results nearly 5% below the -11.57% return of the Russell 2000 small capitalization stock index for the year ended October 31, 2002.

Further imitating the RHJ Small/Mid Cap Portfolio, the negative performance differential for the RHJ Micro Cap Portfolio can be explained primarily through weakness in the Technology and HealthCare sectors. The 15% weighting in the weak Technology sector (market weight 12.5%) was exacerbated by mediocre stock selection. The market sector dropped 38% for the year, while the Tech sector within the Portfolio fell nearly 45%. Stock selection in the HealthCare area of the Portfolio was good relative to the market HealthCare sector (-22% versus -31%), but the 13% weight in this weak market sector hurt the Portfolio.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS


--------------------------------------------------------------------------------
Positive standouts were the Energy sector (12% Portfolio weight versus 3.5% market weight) and the Financial Services sector (12% Portfolio weight versus 23% market weight). Both of these Portfolio sectors had positive absolute returns for the year: the Micro Cap Portfolio's Energy stocks were up 12%, hugely in excess of the market sector's -16% results, and the Financial Service stocks in the Portfolio appreciated approximately 28% versus a 7% return for the comparable market sector.

The market value of the RHJ Micro Cap Portfolio was $66.9 million as of October 31, 2002. Sector weightings do not drive our fundamentally based stock selection process and we do not expect any dramatic changes in sector exposures this quarter. Maximum capital appreciation is the primary objective of this Portfolio, current income generation is not a consideration and volatility and turnover may be high. No derivative investments are used.

Following a strong market in the first six months of the Portfolio's fiscal year, the second half of the year in the market was miserable. Specifically, during the fourth fiscal quarter, the selling seemed indiscriminate; whether you were in large or small, growth or value holdings, the markets tumbled across the board. From the high point in the quarter, August 22nd, to the new low made October 9th, the Nasdaq Composite Index lost more than 21%; large cap issues, as measured by the S&P 500 Index, were down 19%; and the Russell 2000 (small cap) and Mid Cap indices were each down 20%. The breadth of the selling was such that there was very little style bias in the market; for example, the Russell 2000 Growth Index and the Russell 2000 Value Index fell 21% and 20%, respectively. Already, this current bear market in stocks is the longest in 60 years.

While in previous down quarters we would see a flight to "quality," this time money was flying straight out of the equity markets into cash and bonds. The quarter was marked by lower guidance and endless disappointing corporate forecasts. Fears about military action against Iraq linger, as doubt still exists regarding a final resolution. Continued economic and political uncertainties are weighing down investors and have created what seems to be a true capitulation phase. After all, the Nasdaq and S&P 500 indices reached their lowest levels since 1996.

Capitulation is a necessary evil to end a major bear phase, so in that perspective, fourth fiscal quarter market action provides a silver lining to the cloud that is today's equity market. More rational price levels in the markets should pave the way for rising markets in the future. Unfortunately, tangible evidence of economic recovery is scarce. Dependable earnings reports and/or sustainable growth rates that would convincingly pull investors back into the markets are few and far between. Even the ever-resilient consumer confidence indices are finally fading despite the continued strength of the housing market.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS


--------------------------------------------------------------------------------
Following the excessive binge of the late nineties and early 2000, we had expected a rationalization of the equity markets and of valuations in general. However, the depth and persistence of the decline has surprised us. Growth issues have fared worst, but are now beginning to look a bit more attractive relative to their value-oriented counterparts. Cheap or not, in an environment where company profits just can't seem to gain momentum, the challenge is in determining the sustainability of growth estimates.

The strong market rally since the October 9, 2002 low is encouraging. It has been some time since we've seen any real life in the markets, but whether this recent powerful move will prove sustainable is anybody's guess. It is extremely important to note that historically it has been almost impossible to "catch" the start of a new bull market. It is only in hindsight that one sees the drivers and realizes that the new upsurge is sustainable. Remember that most thought that the powerful move beginning in August 1982 was nothing more than another head fake. If one sits on the sidelines and waits for tangible evidence, one is likely to miss the bull.

All managements are not dishonest and good managements running clean profitable operations will be rewarded with rising stock prices. Time and patience will heal investors. Investors will regain some level of trust in corporate America and Wall Street. It is doubtful that investors will return in droves, but rather will gradually rebuild confidence and return one by one. And it will be based on fundamental improvements in the economy and the management infrastructure.

Markets generally move too far on the upside in good times and too far to the downside in bad times, so we are unwilling to call a bottom in here. But money can be made in the bottoming process and history would suggest that we are getting close. Patience is key and there is no substitute for hard work. We remain fully invested and focused on fundamental bottom-up valuation and selection of individual stocks for the Portfolios.


Sincerely,



Rice Hall James & Associates

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS


--------------------------------------------------------------------------------
                        DEFINITION OF COMPARATIVE INDICES
                        ---------------------------------

50/50 BLENDED RUSSELL INDEX is a custom index created by averaging the returns of the Russell 2000 and the Russell Mid Cap Indices.

NASDAQ COMPOSITE INDEX is a market capitalization, unmanaged index that tracks the performance of domestic common stocks traded on the regular NASDAQ market as well as national market system traded foreign common stocks and ADRs.

RUSSELL 2000 INDEX is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

RUSSELL 2000 GROWTH INDEX is a subset of the Russell 2000 Index that contains those securities with higher price-to-book ratios and price-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

RUSSELL MID CAP INDEX is an unmanaged comprised of 800 stocks of U.S. companies with mid-market capitalization.

RUSSELL 2000 VALUE INDEX is a subset of the Russell 2000 Index that contains those securities with higher price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than the value universe.

S&P 500 INDEX is an unmanaged index comprised of stocks representing major U.S. market industries, including 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.

THE ADVISORS' INNER CIRCLE FUND                                    RHJ MICRO CAP
                                                                   PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURN**
                        FOR PERIOD ENDED OCTOBER 31,2002
--------------------------------------------------------------------------------
                                                    Since
                    1 Year          5 Years        7/1/94*
--------------------------------------------------------------------------------
                   (16.32)%          1.90%         12.86%
--------------------------------------------------------------------------------


                [DATA POINTS USED FOR EDGAR PURPOSES AS FOLLOWS]

                       RICE HALL JAMES
                           MICRO CAP                          RUSSELL
                           PORTFOLIO                        2000 INDEX
7/1/94                      $10,000                           $10,000
11/94                       $11,140                           $10,651
11/95                       $15,884                           $12,603
11/96                       $18,971                           $14,698
11/97                       $24,935                           $19,009
11/98                       $19,733                           $16,756
11/99                       $24,511                           $19,248
11/00                       $31,134                           $22,599
11/01                       $32,750                           $19,729
11/02                       $27,405                           $17,446


 * Beginning of operations. Index comparisons begin on 6/30/94.
** If the adviser and/or Portfolio's service providers had not limited certain expenses, the Portfolio's total return would have been lower.

  THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN
    AND VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT, WHEN
     REDEEMED, MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE PORTFOLIO'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX
  RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A PORTFOLIO'S RETURNS,
 DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE
                 CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

THERE ARE NO ASSURANCES THAT THE PORTFOLIO WILL MEET ITS STATED OBJECTIVES. THE
    PORTFOLIO'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL
                                  SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
       ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

                 SEE DEFINITION OF COMPARATIVE INDEX ON PAGE 5.

THE ADVISORS' INNER CIRCLE FUND                                RHJ SMALL/MID CAP
                                                               PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURN**
                        FOR PERIOD ENDED OCTOBER 31,2002
--------------------------------------------------------------------------------
                                                    Since
                    1 Year          5 Years        11/1/96*
--------------------------------------------------------------------------------
                   (14.07)%          4.81%          8.19%
--------------------------------------------------------------------------------


                [DATA POINTS USED FOR EDGAR PURPOSES AS FOLLOWS]

            RICE HALL JAMES                        RUSSELL        50/50 BLENDED
              SMALL/MID CAP       RUSSELL 2000     MID CAP           RUSSELL
                PORTFOLIO             INDEX         INDEX             INDEX
11/1/96         $10,000             $10,000        $10,000           $10,000
11/97           $12,676             $12,933        $12,877           $12,916
11/98           $13,098             $11,400        $13,453           $12,403
11/99           $13,270             $13,096        $15,756           $14,399
11/00           $18,458             $15,376        $19,495           $17,418
11/01           $18,654             $13,423        $15,982           $14,745
11/02           $16,029             $11,870        $14,700           $13,311

--------------------------------------------------------------------------------

 * Beginning of operations. Index comparisons begin on 10/31/96.
** If the adviser and/or Portfolio's service providers had not limited certain expenses, the Portfolio's total return would have been lower.

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN
    AND VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT, WHEN
     REDEEMED, MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE PORTFOLIO'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX
 RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A PORTFOLIO'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE
   INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE
                 CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

THERE ARE NO ASSURANCES THAT THE PORTFOLIO WILL MEET ITS STATED OBJECTIVES. THE
    PORTFOLIO'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL
                                  SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
       ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 5.

THE ADVISORS' INNER CIRCLE FUND                                 RHJ MICRO CAP
                                                                PORTFOLIO
                                                                OCTOBER 31, 2002
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 COMMON STOCK -- 89.2%
--------------------------------------------------------------------------------
                                                       SHARES           VALUE
                                                     ----------     ------------

BANKS -- 4.5%
   Columbia Bancorp ............................         27,400     $   342,226
   Itla Capital* ...............................         22,800         697,680
   Macatawa Bank ...............................         53,088       1,061,760
   Umpqua Holdings .............................         55,710         882,446
                                                                    -----------
                                                                      2,984,112
                                                                    -----------
BASIC INDUSTRIES -- 6.7%
   CoorsTek* ...................................         51,670         769,883
   Gardner Denver* .............................         74,500       1,115,265
   Intertape Polymer Group* ....................        119,900         591,107
   Orbital Sciences* ...........................        199,500         712,215
   Spartech ....................................         51,900         947,175
   Suntron* ....................................          1,428           6,340
   Tetra Technologies* .........................         17,400         362,790
                                                                    -----------
                                                                      4,504,775
                                                                    -----------
CAPITAL CONSTRUCTION -- 2.0%
   Chicago Bridge & Iron .......................         49,300       1,336,030
                                                                    -----------
CONSUMER DURABLES -- 1.0%
   Palm Harbor Homes* ..........................         50,600         657,800
                                                                    -----------
CONSUMER NON-DURABLES -- 8.8%
   Helen of Troy* ..............................         69,900         674,535
   O'Charleys* .................................         52,200       1,028,340
   Peet's Coffee & Tea* ........................         50,500         728,210
   Robert Mondavi, Cl A* .......................         23,300         768,900
   Rubio's Restaurants* ........................         53,500         274,455
   Stride Rite .................................        109,600         937,080
   Topps* ......................................         90,900         754,470
   Total Entertainment Rest* ...................         96,500         677,430
                                                                    -----------
                                                                      5,843,420
                                                                    -----------
ENERGY RELATED -- 9.8%
   CAL Dive International* .....................         50,100       1,100,697
   Global Industries* ..........................        216,500         866,000
   Horizon Offshore* ...........................        220,000       1,350,800
   Petroquest Energy* ..........................        254,980       1,025,020
   Prima Energy* ...............................         33,500         779,210


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 RHJ MICRO CAP
                                                                PORTFOLIO
                                                                OCTOBER 31, 2002
--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                       SHARES           VALUE
                                                     ----------     ------------
ENERGY RELATED -- CONTINUED
   Remington Oil & Gas* ........................         92,900     $ 1,430,660
                                                                    -----------
                                                                      6,552,387
                                                                    -----------
HEALTHCARE -- 14.5%
   Advanced Medical Optics* ....................         72,200         700,340
   American Healthways* ........................         31,600         620,940
   Axcan Pharma* ...............................         70,000         745,500
   Impax Laboratories* .........................        105,700         535,899
   Interpore International* ....................         94,800         554,580
   Martek Biosciences* .........................         43,400         682,248
   Merit Medical Systems* ......................         27,400         643,900
   Ocular Sciences* ............................         42,700         911,645
   Orthofix International* .....................         23,400         594,360
   PSS World Medical* ..........................         84,300         644,052
   Serologicals* ...............................         44,000         423,720
   Vital Signs .................................         19,700         615,625
   Wilson Greatbatch Technologies* .............         34,400         962,168
   Women First Healthcare* .....................        189,860       1,042,331
                                                                    -----------
                                                                      9,677,308
                                                                    -----------
INSURANCE -- 2.9%
   Scottish Annuity & Life Holdings ............         75,200       1,330,288
   Vesta Insurance Group .......................        287,700         572,523
                                                                    -----------
                                                                      1,902,811
                                                                    -----------
MISCELLANEOUS -- 1.2%
   Hoenig Group Escrow Receipt - (Rights)* (a) .         62,600          14,398
   School Specialty* ...........................         33,500         810,030
                                                                    -----------
                                                                        824,428
                                                                    -----------
RETAIL -- 5.9%
   Charlotte Russe Holding* ....................         20,900         258,115
   Chicago Pizza & Brewery* ....................         82,100         683,893
   Galyans Trading* ............................         71,900         776,592
   Mothers Work* ...............................         21,300         767,439
   United Natural Foods* .......................         35,400         860,220
   Wild Oats Markets* ..........................         54,540         615,266
                                                                    -----------
                                                                      3,961,525
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 RHJ MICRO CAP
                                                                PORTFOLIO
                                                                OCTOBER 31, 2002
--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                       SHARES           VALUE
                                                     ----------     ------------
SERVICES -- 11.0%
   Carreker* ...................................        177,950     $ 1,167,174
   Daisytek International* .....................        120,000       1,021,200
   eSpeed, Cl A* ...............................        108,000       1,572,480
   Exponent* ...................................         65,200         824,845
   Pegasus Solutions* ..........................         64,100         698,690
   ProQuest* ...................................         63,500       1,229,995
   Wireless Facilities* ........................        179,100         805,950
                                                                    -----------
                                                                      7,320,334
                                                                    -----------
TECHNOLOGY -- 15.2%
   Advent Software* ............................         56,600         798,626
   Eclipsys* ...................................        148,200         718,770
   Fargo Electronics* ..........................        104,300         964,775
   Itron* ......................................         30,000         656,700
   Micromuse* ..................................        210,900         485,070
   Mykrolis* ...................................         76,800         430,848
   NYFIX* ......................................         34,730         133,363
   Overland Storage* ...........................         35,750         457,958
   Pericom Semiconductor* ......................         52,700         453,167
   Renaissance Learning* .......................         52,000       1,012,960
   SBS Technologies* ...........................         98,500         817,550
   Scansource* .................................         22,200       1,334,220
   Symmetricom* ................................        340,419       1,051,895
   WebEx Communications* .......................         54,500         854,560
                                                                    -----------
                                                                     10,170,462
                                                                    -----------
TELECOMMUNICATIONS -- 1.9%
   Boston Communications Group* ................        100,200       1,294,584
                                                                    -----------
TRANSPORTATION -- 3.8%
   Triumph Group* ..............................         32,000         787,840
   UTI Worldwide ...............................         74,100       1,728,012
                                                                    -----------
                                                                      2,515,852
                                                                    -----------
   TOTAL COMMON STOCK
      (Cost $62,769,515) .......................                     59,545,828
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 RHJ MICRO CAP
                                                                PORTFOLIO
                                                                OCTOBER 31, 2002
--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS -- 11.0%
--------------------------------------------------------------------------------
                                                       SHARES            VALUE
                                                     ----------         -------
CASH EQUIVALENTS -- 11.0%
   Highmark Diversified Money Market ...........      2,699,518     $ 2,699,518
   Union Bank of California Money Market .......      4,618,222       4,618,222
                                                                    -----------
   TOTAL SHORT-TERM INVESTMENTS
      (Cost $7,317,740) ........................                      7,317,740
                                                                    -----------
   TOTAL INVESTMENTS -- 100.2%
      (Cost $70,087,255) .......................                     66,863,568
                                                                    -----------
   OTHER ASSETS AND LIABILITIES -- (0.2)%
      Investment Advisory Fees Payable .........                        (39,703)
      Administrative Fees Payable ..............                        (10,623)
      Other Assets and Liabilities .............                        (55,821)
                                                                    -----------
   TOTAL OTHER ASSETS AND LIABILITIES, NET .....                       (106,147)
                                                                    -----------
--------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
   Paid in Capital .............................                     79,354,567
   Accumulated Net Realized Loss ...............                     (9,373,459)
   Net Unrealized Depreciation .................                     (3,223,687)
                                                                    -----------
   TOTAL NET ASSETS -- 100.0%                                       $66,757,421
                                                                    ===========

   INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of beneficial interest
      (unlimited authorization --
      no par value) ............................                      5,395,872
   NET ASSET VALUE, Offering and Redemption
      Price Per Share ..........................                         $12.37
                                                                         ======
  *  NON-INCOME PRODUCING SECURITY
 CL  CLASS
(A)  SECURITY IS FAIR VALUED BY THE BOARD OF TRUSTEES.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                RHJ SMALL/MID CAP
                                                               PORTFOLIO
                                                               OCTOBER 31, 2002
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 COMMON STOCK -- 90.8%
--------------------------------------------------------------------------------
                                                       SHARES            VALUE
                                                     ----------         -------
BANKS -- 3.4%
   Downey Financial ............................         36,750     $ 1,422,225
   Silicon Valley Bancshares* ..................         73,400       1,379,186
                                                                    -----------
                                                                      2,801,411
                                                                    -----------
BASIC INDUSTRIES -- 15.5%
   Autoliv .....................................         69,400       1,346,360
   Harman International Industries .............         39,400       2,206,400
   Hughes Supply ...............................         29,900       1,021,085
   John H. Harland .............................         16,200         310,230
   Lubrizol ....................................         54,900       1,592,100
   Republic Services* ..........................        102,300       2,105,334
   Reynolds & Reynolds, Cl A ...................         95,500       2,260,485
   Valspar .....................................         42,000       1,754,340
                                                                    -----------
                                                                     12,596,334
                                                                    -----------
CAPITAL CONSTRUCTION -- 2.8%
   Oshkosh Truck ...............................         39,400       2,243,830
                                                                    -----------
CONSUMER DURABLES -- 4.5%
   Sensient Technologies .......................        150,700       3,669,545
                                                                    -----------
CONSUMER NON-DURABLES -- 6.4%
   American Greetings, Cl A* ...................        120,800       1,816,832
   American Italian Pasta, Cl A* ...............         39,200       1,350,440
   Valassis Communications* ....................         55,350       1,428,030
   Valuevision Media, Cl A* ....................         48,800         645,136
                                                                    -----------
                                                                      5,240,438
                                                                    -----------
ENERGY RELATED -- 8.2%
   Key Energy Services* ........................        252,000       2,250,360
   Noble Energy ................................         61,500       2,237,985
   Tidewater ...................................         78,500       2,211,345
                                                                    -----------
                                                                      6,699,690
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                RHJ SMALL/MID CAP
                                                               PORTFOLIO
                                                               OCTOBER 31, 2002
--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                       SHARES            VALUE
                                                     ----------         -------
HEALTHCARE -- 8.9%
   Affymetrix* .................................         44,700     $ 1,166,670
   Bausch & Lomb ...............................         48,600       1,511,460
   Haemonetics* ................................         49,000       1,039,290
   Invitrogen* .................................         65,400       1,823,352
   Shire Pharmaceuticals ADR* ..................         71,900       1,679,584
                                                                    -----------
                                                                      7,220,356
                                                                    -----------
INSURANCE -- 3.4%
   American Financial Group ....................         59,000       1,367,620
   Mercury General .............................         32,700       1,357,050
                                                                    -----------
                                                                      2,724,670
                                                                    -----------
NATURAL RESOURCES -- 1.6%
   Martin Marietta Materials ...................         46,100       1,283,424
                                                                    -----------
RETAIL -- 15.4%
   Autonation* .................................        126,000       1,336,860
   Blockbuster, Cl A ...........................        110,300       2,643,891
   Carmax* .....................................         73,500       1,204,665
   Circuit City Stores .........................        104,700       1,037,577
   Electronics Boutique Holdings* ..............         42,100       1,060,962
   Foot Locker* ................................        145,500       1,425,900
   O'Reilly Automotive* ........................         66,700       1,818,909
   Too* ........................................         78,500       1,986,050
                                                                    -----------
                                                                     12,514,814
                                                                    -----------
SERVICES -- 10.8%
   ABM Industries ..............................         62,700         921,063
   MPS Group* ..................................        125,300         675,367
   R.H. Donnelley* .............................         85,100       2,058,569
   Speedway Motorsports ........................         86,400       2,083,968
   Stewart Enterprises, Cl A* ..................        166,200         909,114
   United Stationers* ..........................         72,000       2,140,560
                                                                    -----------
                                                                      8,788,641
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                RHJ SMALL/MID CAP
                                                               PORTFOLIO
                                                               OCTOBER 31, 2002
--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES            VALUE
                                                     ----------         -------
TECHNOLOGY -- 9.0%
   Coherent* ...................................         23,200     $   409,944
   Garmin* .....................................         64,400       1,347,248
   Ingram Micro, Cl A* .........................        114,000       1,633,620
   National Instruments* .......................         31,300         897,997
   WebEx Communications* .......................         57,900         907,872
   Zebra Technologies, Cl A* ...................         34,100       2,097,832
                                                                    -----------
                                                                      7,294,513
                                                                    -----------
TRANSPORTATION -- 0.9%
   Forward Air* ................................         43,000         745,190
                                                                    -----------
   TOTAL COMMON STOCK
      (Cost $78,547,940) .......................                     73,822,856
                                                                    -----------
--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS -- 15.1%
--------------------------------------------------------------------------------
CASH EQUIVALENTS -- 15.1%
   Highmark Diversified Money Market ...........      3,235,906       3,235,906
   Union Bank of California Money Market .......      9,080,591       9,080,591
                                                                    -----------
   TOTAL SHORT-TERM INVESTMENTS
      (Cost $12,316,497) .......................                     12,316,497
                                                                    -----------
   TOTAL INVESTMENTS -- 105.9%
      (Cost $90,864,437) .......................                     86,139,353
                                                                    -----------
   OTHER ASSETS AND LIABILITIES -- (5.9%)
      Investment Advisory Fees Payable .........                        (49,642)
      Administrative Fees Payable ..............                        (10,633)
      Other Assets and Liabilities .............                     (4,724,720)
                                                                    -----------
   TOTAL OTHER ASSETS AND LIABILITIES, NET .....                     (4,784,995)
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                RHJ SMALL/MID CAP
                                                               PORTFOLIO
                                                               OCTOBER 31, 2002
--------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
                                                                         VALUE
                                                                        -------
   Paid in Capital .............................                    $97,338,260
   Accumulated Net Realized Loss ...............                    (11,258,818)
   Net Unrealized Depreciation .................                      4,725,084)
                                                                    -----------
   TOTAL NET ASSETS-- 100.0% ...................                    $81,354,358
                                                                    ===========

   INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of beneficial interest
      (unlimited authorization --
      no par value) ............................                      7,771,314
   NET ASSET VALUE, Offering and Redemption
      Price Per Share ..........................                         $10.47
                                                                         ======

   * NON-INCOME PRODUCING SECURITY
 ADR AMERICAN DEPOSITARY RECEIPT
  CL CLASS


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               RHJ PORTFOLIOS
                                                              FOR THE YEAR ENDED
                                                              OCTOBER 31, 2002
--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
                                                   MICRO CAP      SMALL/MID CAP
                                                   PORTFOLIO        PORTFOLIO
                                                  -----------    ---------------

INVESTMENT INCOME
Dividends ..................................     $    172,147      $    377,901
Interest ...................................          130,218           128,684
Less: Foreign Taxes Withheld ...............             (547)             (594)
                                                 ------------      ------------
   TOTAL INCOME ............................          301,818           505,991
                                                 ------------      ------------
EXPENSES
Investment Advisory Fees ...................          617,105           567,874
Administrative Fees ........................          121,156           111,481
Shareholder Servicing Fees .................          100,276            32,944
Transfer Agent Fees ........................           32,823            35,250
Printing Fees ..............................           26,088            28,700
Registration and Filing Fees ...............           23,989            18,694
Audit Fees .................................           15,002            15,598
Call Center Fees ...........................           13,234            14,411
Legal Fees .................................           12,395            13,325
Custodian Fees .............................           11,668            13,154
Trustees' Fees .............................            5,070             5,380
Other Expenses .............................            9,834             8,721
                                                 ------------      ------------
   NET EXPENSES BEFORE EXPENSE OFFSET AND
      DIRECTED BROKERAGE ...................          988,640           865,532
                                                 ------------      ------------
Less:
Expense Offset -- Note A....................           (2,124)             (291)
Directed Brokerage -- Note C................               --           (19,770)
                                                 ------------      ------------
   NET EXPENSES AFTER EXPENSE OFFSET AND
      DIRECTED BROKERAGE ...................          986,516           845,471
                                                 ------------      ------------
NET INVESTMENT LOSS ........................         (684,698)         (339,480)
                                                 ------------      ------------
NET REALIZED LOSS ON INVESTMENTS ...........       (9,246,003)      (11,248,950)
NET CHANGE IN UNREALIZED APPRECIATION
      (DEPRECIATION) ON INVESTMENTS ........       (4,560,479)       (4,433,714)
                                                 ------------      ------------
TOTAL NET LOSS ON INVESTMENTS ..............      (13,806,482)      (15,682,664)
                                                 ------------      ------------
NET DECREASE IN NET ASSETS RESULTING FROM
      OPERATIONS ...........................     $(14,491,180)     $(16,022,144)
                                                 ============      ============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                    RHJ MICRO CAP
                                                                   PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                                             YEAR ENDED       YEAR ENDED
                                                                             OCTOBER 31,      OCTOBER 31,
                                                                                2002             2001
                                                                             -----------      -----------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net Investment Loss ....................................................  $  (684,698)     $  (261,506)
   Net Realized Gain (Loss) ...............................................   (9,246,003)       4,460,963
   Net Change in Unrealized Appreciation (Depreciation) ...................   (4,560,479)      (3,029,195)
                                                                             -----------      -----------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
     OPERATIONS ...........................................................  (14,491,180)       1,170,262
                                                                             -----------      -----------
DISTRIBUTIONS:
   Net Realized Gain ......................................................   (4,327,372)      (8,367,564)
                                                                             -----------      -----------
CAPITAL SHARE TRANSACTIONS:
   Issued .................................................................   48,492,008       99,978,762
   In Lieu of Cash Distributions ..........................................    4,268,658        8,335,410
   Redeemed ...............................................................  (41,682,350)     (88,777,156)
                                                                             -----------      -----------
   NET INCREASE FROM CAPITAL SHARE TRANSACTIONS ...........................   11,078,316       19,537,016
                                                                             -----------      -----------
   TOTAL INCREASE (DECREASE) ..............................................   (7,740,236)      12,339,714
NET ASSETS:
   Beginning of Period ....................................................   74,497,657       62,157,943
                                                                             -----------      -----------
   End of period ..........................................................  $66,757,421      $74,497,657
                                                                             ===========      ===========
SHARES ISSUED AND REDEEMED:
   Issued .................................................................    3,071,017        6,147,460
   In Lieu of Cash Distributions ..........................................      266,458          588,243
   Redeemed ...............................................................   (2,726,364)      (5,543,228)
                                                                             -----------      -----------
   NET INCREASE IN SHARES OUTSTANDING .....................................      611,111        1,192,475
                                                                             ===========      ===========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                RHJ SMALL/MID CAP
                                                               PORTFOLIO

--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                             YEAR ENDED       YEAR ENDED
                                                                             OCTOBER 31,      OCTOBER 31,
                                                                                2002             2001
                                                                             -----------      -----------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net Investment Loss ....................................................  $  (339,480)     $   (59,285)
   Net Realized Gain (Loss) ...............................................  (11,248,950)         753,804
   Net Change in Unrealized Appreciation (Depreciation) ...................   (4,433,714)      (1,733,542)
                                                                             -----------      -----------
   NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ........................................................  (16,022,144)      (1,039,023)
                                                                             -----------      -----------
DISTRIBUTIONS:
   Net Investment Income ..................................................         --             (3,641)
   Net Realized Gain ......................................................     (763,782)      (6,569,030)
                                                                             -----------      -----------
   TOTAL DISTRIBUTIONS ....................................................     (763,782)      (6,572,671)
                                                                             -----------      -----------
CAPITAL SHARE TRANSACTIONS:
   Issued .................................................................   66,776,726       33,318,748
   In Lieu of Cash Distributions ..........................................      753,468        6,108,729
   Redeemed ...............................................................  (12,976,929)      (9,436,253)
                                                                             -----------      -----------
   NET INCREASE FROM CAPITAL SHARE TRANSACTIONS ...........................   54,553,265       29,991,224
                                                                             -----------      -----------
   TOTAL INCREASE .........................................................   37,767,339       22,379,530
 NET ASSETS:
   Beginning of Period ....................................................   43,587,019       21,207,489
                                                                             -----------      -----------
   End of Period ..........................................................  $81,354,358      $43,587,019
                                                                             ===========      ===========
SHARES ISSUED AND REDEEMED:
   Issued .................................................................    5,311,513        2,534,411
   In Lieu of Cash Distributions ..........................................       56,145          508,637
   Redeemed ...............................................................   (1,124,014)        (698,440)
                                                                             -----------      -----------
   NET INCREASE IN SHARES OUTSTANDING .....................................    4,243,644        2,344,608
                                                                             ===========      ===========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                    RHJ MICRO CAP
                                                                   PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                                    SELECTED PER SHARE DATA & RATIOS
                                                ----------------------------------------------------
                                                        FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR


                                                         YEARS ENDED OCTOBER 31,
                                        -----------------------------------------------------------
                                         2002         2001         2000         1999         1998
                                        -------      -------      -------      -------      -------
Net Asset Value,
   Beginning of Period ...............  $ 15.57      $ 17.30      $ 16.06      $ 12.94      $ 18.76
                                        -------      -------      -------      -------      -------
Income from Investment Operations:
   Net Investment Loss ...............    (0.13)       (0.05)       (0.07)       (0.03)       (0.06)
   Net Realized and Unrealized Gain
     (Loss) ..........................    (2.22)        0.71         3.98         3.15        (3.47)
                                        -------      -------      -------      -------      -------
   Total from Investment Operations ..    (2.35)        0.66         3.91         3.12        (3.53)
                                        -------      -------      -------      -------      -------
Distributions:
   Net Realized Gain .................    (0.85)       (2.39)       (2.67)          --        (2.29)
                                        -------      -------      -------      -------      -------
Net Asset Value, End of Period ....     $ 12.37      $ 15.57      $ 17.30      $ 16.06      $ 12.94
                                        =======      =======      =======      =======      =======
TOTAL RETURN+ .....................      (16.32)%       5.19%       27.02%       24.21%      (20.86)%
                                        =======      =======      =======      =======      =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) ....................     $66,757      $74,498      $62,158      $48,399      $42,219
Ratio of Expenses to Average Net
   Assets .........................        1.20%        1.21%        1.19%        1.29%        1.16%
Ratio of Net Investment Loss
   to Average Net Assets ..........       (0.83)%      (0.34)%      (0.43)%      (0.67)%      (0.48)%
Portfolio Turnover Rate ...........         125%         148%         130%         132%         120%

+ RETURNS  SHOWN DO NOT REFLECT  THE  DEDUCTION  OF TAXES THAT A  SHAREHOLDER
  WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                RHJ SMALL/MID CAP
                                                               PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                                    SELECTED PER SHARE DATA & RATIOS
                                                ----------------------------------------------------
                                                        FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR


                                                         YEARS ENDED OCTOBER 31,
                                        -----------------------------------------------------------
                                         2002         2001         2000         1999         1998
                                        -------      -------      -------      -------      -------
Net Asset Value,
   Beginning of Period ...............  $ 12.36      $ 17.93      $ 12.89      $ 12.89 $      12.64
                                        -------      -------      -------      -------      -------
Income from Investment Operations:
   Net Investment Loss ...............    (0.04)       (0.02)          --        (0.05)       (0.01)
   Net Realized and Unrealized
     Gain (Loss) .....................    (1.66)        0.04++       5.04         0.22         0.42
                                        -------      -------      -------      -------      -------
   Total from Investment Operations ..    (1.70)        0.02         5.04         0.17         0.41
                                        -------      -------      -------      -------      -------
Distributions:
   Net Investment Income .............       --        (0.00)#         --           --        (0.00)#
   Net Realized Gain .................    (0.19)       (5.59)          --        (0.17)       (0.16)
                                        -------      -------      -------      -------      -------
   Total Distributions ...............    (0.19)       (5.59)          --        (0.17)       (0.16)
                                        -------      -------      -------      -------      -------
Net Asset Value, End of Period ....     $ 10.47      $ 12.36      $ 17.93      $ 12.89      $ 12.89
                                        =======      =======      =======      =======      =======
TOTAL RETURN* .....................      (14.07)%       1.06%+      39.10%+       1.31%+       3.33%+
                                        =======      =======      =======      =======      =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) ....................     $81,354      $43,587      $21,207      $20,231      $21,780
Ratio of Expenses to Average Net
   Assets .........................        1.22%        1.25%        1.26%        1.25%        1.25%
Ratio of Net Investment Income (Loss)
   to Average Net Assets ..........       (0.48)%      (0.18)%       0.02%       (0.47)%      (0.12)%
Portfolio Turnover Rate ...........          64%          61%         119%          78%          83%

   + TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND
     EXPENSES ASSUMED BY THE ADVISER DURING THE PERIODS INDICATED.
  ++ THE AMOUNT SHOWN FOR THE YEAR ENDED OCTOBER 31, 2001 FOR A SHARE
     OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCORD WITH AGGREGATE NET LOSSES ON INVESTMENTS FOR THAT PERIOD BECAUSE OF THE SALES AND REPURCHASES OF THE PORTFOLIO SHARES IN RELATION TO FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE PORTFOLIO.
   * RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.
   # VALUE IS LESS THAN $0.01 PER SHARE.
  (1)THESE EXPENSE RATIOS FOR THESE PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS. HAD THESE FEES NOT BEEN WAIVED AND/OR REIMBURSED, THE RATIOS WOULD HAVE BEEN 1.39%, 1.67%, 1.29% AND 1.58%, FOR THE YEARS ENDED 2001, 2000, 1999 AND 1998, RESPECTIVELY.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS


--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
     THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 40 portfolios. The financial statements herein are those of the Rice Hall James Micro Cap Portfolio (formerly Rice Hall James Small Cap Portfolio) and Rice Hall James Small/Mid Cap Portfolio (the "Portfolios"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Portfolios' prospectus provides a description of the Portfolios' investment objectives, policies and strategies.

     On June 7,  2002,  the  shareholders  of UAM  Rice  Hall  James  Micro Cap
Portfolio  and  the  Rice  Hall  James   Small/Mid  Cap  Portfolio  (the  "UAM
Portfolios"), each a series of the UAM Funds, Inc., (the "UAM Funds"), voted to approve a tax-free reorganization of the UAM Portfolios through a transfer of all assets and liabilities to The Advisors' Inner Circle Fund's Rice Hall James Micro Cap Portfolio and Rice Hall James Small/Mid Cap Portfolio, respectively (the "Reorganization"). The Reorganization took place on June 24, 2002.

     As of June 29, 2001 the Rice Hall James Micro Cap Portfolio has been closed to new investors due to concerns that an increase in the size of the Portfolio may adversely affect the implementation of the Portfolio's investment strategy. Existing shareholders of the Portfolio and clients of Rice Hall James & Associates may continue to invest in the Portfolio. The Portfolio may be reopened to new investments at any time, and subsequently may be closed again should concerns regarding the size of the Portfolio recur.

     A. SIGNIFICANT ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Portfolios in the preparation of their financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS


--------------------------------------------------------------------------------
         1. SECURITY VALUATION: Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. ET if a security's principal exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

         Money Market Securities and other debt securities with remaining maturities of 60 days or less may be valued at their amortized cost, which approximates market value. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

         2. REPURCHASE AGREEMENTS: In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, each Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

         3. DISTRIBUTIONS TO SHAREHOLDERS: Each Portfolio will distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed at least annually. All distributions are recorded on ex- dividend date.

         4. OTHER: Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets. Custodian fees for the Portfolios are shown gross of expense offsets for custodian balance credits. The Portfolios' Custodian Agreement with JP Morgan Chase & Co. was terminated on June 24, 2002 due to the Reorganization. Consequently, the expense offset arrangement for custodian balance credits was terminated.

         5.   IMPLEMENTATION  OF  NEW  ACCOUNTING   STANDARDS:   The  Portfolios
     implemented the provisions of the AICPA Audit and Accounting Guide, Audits

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS


--------------------------------------------------------------------------------
     of Investment Companies (the "Guide"), as required on November 1, 2001. The implementation did not have any material impact on the results of operations or financial condition of the Portfolios upon adoption of the provisions of the Guide.

     B. INVESTMENT ADVISORY SERVICES: Under the terms of an investment advisory agreement, Rice Hall James & Associates (the "Adviser"), an affiliate of Old Mutual (US) Holdings Inc., provides investment advisory services to the Rice Hall James Micro Cap Portfolio and the Rice Hall James Small/Mid Cap Portfolio at a fee calculated at an annual rate of 0.75% and 0.80% of the average daily net assets, respectively. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Rice Hall James Micro Cap Portfolio's and the Rice Hall James Small/Mid Cap Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.40% and 1.25% of average daily net assets, respectively.

     C. ADMINISTRATIVE SERVICES: The Trust and SEI Investments Global Funds Services (formerly SEI Investments Mutual Funds Services, the "Administrator" or "SEI"), a wholly owned subsidiary of SEI Investments Company, are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolios' average daily net assets.

     Prior to June 24, 2002 the UAM Funds and SEI were parties to an Administration Agreement dated April 1, 2001, under which the Administrator provided the UAM Funds with certain legal and accounting services for an annual fee of 0.073% of the average daily net assets of each of the Portfolios and an annual base fee of no more than $54,500.

     The Rice Hall James Small/Mid Cap Portfolio directs certain portfolio trades to brokers who pay a portion of their expenses. Under this arrangement, the Portfolio had expenses reduced by $19,770, which was used to pay administrative expenses. The effect on the Portfolio's expense ratio, as a percentage of the average net assets for the year ended October 31, 2002 was ..03%.

     D. DISTRIBUTION SERVICES: The Trust and SEI Investments Distribution Co. (the "Distributor") are parties to a Distribution Agreement. The Distributor receives no fees under the agreement. Prior to June 24, 2002 the UAM Funds and Funds Distributor, Inc. were parties to a Distribution Agreement dated April 1, 2001. Funds

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS


--------------------------------------------------------------------------------

Distributor, Inc. received no fees for its distribution services under the agreement. Effective June 24, 2002, due to the Reorganization, this agreement was terminated.

     E. SHAREHOLDER SERVICING FEES: Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Portfolios for providing a variety of services, including record keeping and transaction processing. Such fees were based on the assets of the Portfolios that were serviced by the financial representative. Effective June 24, 2002, due to the Reorganization, these agreements were terminated and new agreements were executed with the Portfolios.

     F. TRANSFER AGENT: DST Systems, Inc., (the Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Portfolios under a transfer agency agreement.

     G. PURCHASES AND SALES: For the year ended October 31, 2002, the Rice Hall James Micro Cap Portfolio and the Rice Hall James Small/Mid Cap Portfolio made purchases of $96,957,473 and $89,400,408 and sales of $92,526,365 and
$40,035,626 of investment securities other than long-term U.S. Government and short-term securities, respectively. There were no purchases or sales of long-term U.S. Government securities.

     H. FEDERAL TAX INFORMATION: It is each Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

     The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for net operating losses.

     Permanent book and tax basis differences relating to net operating losses and return of capital resulted in reclassification for the year ended October 31, 2002 as follows:
                                            UNDISTRIBUTED      ACCUMULATED
                           PAID IN         NET INVESTMENT       REALIZED
RHJ PORTFOLIOS             CAPITAL             INCOME             GAIN
--------------            ---------       ----------------    -------------
Micro Cap                 $(685,553)          $684,698            $855
Small/Mid Cap              (339,663)           339,480             183

     These reclassifications had no impact on the net assets or net asset value of the Portfolios.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS


--------------------------------------------------------------------------------

     Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.

     The tax character of dividends and distributions paid during the last two years were as follows:

                          ORDINARY            LONG-TERM
RHJ PORTFOLIOS              INCOME           CAPITAL GAIN          TOTAL
--------------           -----------         ------------      -----------
Micro Cap         2002   $   319,024          $4,008,348       $ 4,327,372
                  2001     3,318,679           5,048,885         8,367,564

Small/Mid Cap     2002            --             763,782           763,782
                  2001     2,819,547           3,753,124         6,572,671


As of October 31, 2002, the components of Accumulated Losses were as follows:
                                                      RHJ PORTFOLIOS
                                              MICRO CAP          SMALL/MID CAP
                                           ------------          -------------
     Capital Loss Carryforwards
        (expiring October 31, 2010)        $ (9,351,061)         $(11,161,596)
     Net Unrealized Depreciation             (3,246,084)           (4,822,306)
                                           ------------          ------------
     Total Accumulated Losses              $(12,597,145)         $(15,983,902)
                                           ============          ============


     For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

     For Federal income tax purposes, the cost of securities owned at October 31, 2002, and the net unrealized gains or losses on securities sold for the period were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Portfolios at October 31, 2002, were as follows:


                          FEDERAL     APPRECIATED   DEPRECIATED  NET UNREALIZED
RHJPORTFOLIOS            TAX COST     SECURITIES    SECURITIES    DEPRECIATION
-------------           -----------   ----------    -----------   -----------
Micro Cap               $70,109,652   $5,843,523    $(9,089,607)  $(3,246,084)
Small/Mid Cap            90,961,659    3,924,163     (8,746,469)   (4,822,306)

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS


--------------------------------------------------------------------------------
     I. LINE OF CREDIT: The UAM Portfolios, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enabled them to participate in a $100 million unsecured line of credit with several banks. During the period November 1, 2001 through June 24, 2002 the UAM Portfolios had no borrowings under the agreement. Effective June 24, 2002, due to the Reorganization, this agreement was terminated.

     J. OTHER: At October 31, 2002, the percentage of total shares outstanding held by record shareholders each owning 10% or greater of the aggregate total shares outstanding for each Portfolio was as follows:
                                    NO. OF %
RICE, HALL JAMES PORTFOLIOS       SHAREHOLDERS      OWNERSHIP
---------------------------       ------------      ---------
Micro Cap .......................      2               58%
Small/Mid Cap ...................      2               48%

     K. TRANSACTIONS WITH AFFILIATES: Effective April 1, 2001, the UAM Funds entered into an agreement with PBHG Shareholder Servicing Center, ("PBGHSSC") whereby PBHGSSC began providing shareholder services to the UAM Funds. Pursuant to the agreement, the UAM Funds paid PBHGSSC $8,250 for the first operational class of the portfolios plus $2,750 for each additional class of a portfolio and $33 per account annually. For the period ended June 23, 2002, PBHGSSC was paid $13,234 and $14,411 by the UAM Micro Cap and Small/Mid Cap Portfolios, respectively. Effective June 24, 2002, due to the Reorganization, this agreement was terminated.
     Certain officers of the Trust are also officers of the Administrator and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.
     The Portfolios have entered into an agreement effective June 24, 2002 with the Distributor to act as an agent in placing repurchase agreements for the Portfolios. The Distributor received no fees for the period ended October 31, 2002.

THE ADVISORS' INNER CIRCLE FUND                              RHJ PORTFOLIOS


--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
To the Board of Trustees of
The Advisors' Inner Circle Fund and Shareholders of
Rice Hall James Micro Cap Portfolio
Rice Hall James Small/Mid Cap Portfolio

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Rice Hall James Micro Cap Portfolio, formerly the Rice Hall James Small Cap Portfolio, and Rice Hall James Small/Mid Cap Portfolio (two of the portfolios constituting The Advisors' Inner Circle Fund, hereafter referred to as the "Trust") at October 31, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.




PRICEWATERHOUSECOOPERS LLP



Philadelphia, Pennsylvania
December 13, 2002

THE ADVISORS' INNER CIRCLE FUND                              RHJ PORTFOLIOS

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below is the name, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as a Trustee or Officer of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor.




                                                             TERM OF
                                    POSITION(S)             OFFICE AND
    NAME, ADDRESS1,                  HELD WITH               LENGTH OF               PRINCIPAL OCCUPATION(S)
         AGE                        THE TRUST              TIME SERVED2                DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
------------------------------------------------------------------------------------------------------------------------------------
JOHN T. COONEY                        Trustee               Since 1993          Vice Chairman of Ameritrust Texas N.A.,
75 yrs. old                                                                     1989-1992, and MTrust Corp., 1985-1989.
------------------------------------------------------------------------------------------------------------------------------------
ROBERT A. PATTERSON                   Trustee               Since 1993          Pennsylvania State University, Senior Vice
75 yrs. old                                                                     President, Treasurer (Emeritus); Financial
                                                                                and Investment Consultant, Professor of
                                                                                Transportation since 1984; Vice President-
                                                                                Investments, Treasurer, Senior Vice President
                                                                                (Emeritus), 1982-1984. Director,
                                                                                Pennsylvania Research Corp.
------------------------------------------------------------------------------------------------------------------------------------
EUGENE B. PETERS                      Trustee               Since 1993          Private investor from 1987 to present. Vice
                                                                                President and Chief Financial officer, Western
                                                                                Company of North America (petroleum ser-
                                                                                vice company), 1980-1986. President of Gene
                                                                                Peters and Associates (import company),
                                                                                1978-1980. President and Chief Executive
                                                                                Officer of Jos. Schlitz Brewing Company
                                                                                before 1978.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. STOREY                       Trustee               Since 1994          Partner, Dechert Price & Rhoads, September
71 yrs. old                                                                     1987-December 1993.







------------------------------------------------------------------------------------------------------------------------------------


        NUMBER OF
       PORTFOLIOS
    IN THE ADVISORS'
    INNER CIRCLE FUND
    OVERSEEN BY BOARD                      OTHER DIRECTORSHIPS
         MEMBER                           HELD BY BOARD MEMBER3
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
          40                      Trustee of The Arbor Funds, The MDL
                                  Funds, and The Expedition Funds.
--------------------------------------------------------------------------------
          40                      Member and Treasurer, Board of
                                  Trustees of Grove City College.
                                  Trustee of The Arbor Funds, The MDL
                                  Funds, and The Expedition Funds.

--------------------------------------------------------------------------------
          40                      Trustee of The Arbor Funds, The MDL
                                  Funds, and The Expedition Funds.

--------------------------------------------------------------------------------
          40                      Trustee of The Arbor Funds,
                                  The MDL Funds, The Expedition
                                  Funds, SEI Asset Allocation Trust, SEI
                                  Daily Income Trust, SEI Index Funds,
                                  SEI Institutional International Trust,
                                  SEI Institutional Investments Trust, SEI
                                  Institutional Managed Trust, SEI
                                  Insurance Products Trust, SEI Liquid
                                  Asset Trust and SEI Tax Exempt Trust.
-----------------------------------------------------------------------------
1 Unless   otherwise  noted,  the  business  address  of  each  Trustee  is  SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each  trustee  shall hold office  during the  lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies,  resigns or is removed in  accordance  with the Trust's  Declaration of Trust.
3 Directorships  of companies  required to report to the Securities and Exchange
  Commission  under  the  Securities Exchange  Act  of  1934  (i.e.,   "public
  companies") or other investment companies registered under the 1940 Act.

                                     28 & 29

THE ADVISORS' INNER CIRCLE FUND                              RHJ PORTFOLIOS

--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------



                                                             TERM OF
                                    POSITION(S)             OFFICE AND
    NAME, ADDRESS1,                  HELD WITH               LENGTH OF               PRINCIPAL OCCUPATION(S)
         AGE                        THE TRUST              TIME SERVED2                DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (continued)
-------------------------
------------------------------------------------------------------------------------------------------------------------------------
GEORGE J. SULLIVAN, JR.               Trustee               Since 1999          Chief Executive Officer, Newfound
60 yrs. old                                                                     Consultants Inc. since April 1997. General
                                                                                Partner, Teton Partners, L.P., June 1991-
                                                                                December 1996; Chief Financial Officer,
                                                                                Nobel Partners, L.P., March 1991-December
                                                                                1996; Treasurer and Clerk, Peak Asset
                                                                                Management, Inc., since 1991.
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARDMEMBERS
------------
ROBERT A. NESHER                    Chairman               Since 1991           Currently performs various services on behalf
56 yrs. old                        of the Board                                 of SEI Investments for which Mr. Nesher is
                                   of Trustees                                  compensated. Executive Vice President of SEI
                                                                                Investments, 1986-1994. Director and
                                                                                Executive Vice President of the Administrator
                                                                                and the Distributor, 1981-1994.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM M. DORAN                      Trustee               Since 1992          Partner, Morgan, Lewis & Bockius LLP
1701 Market Street,                                                             (law firm), counsel to the Trust, SEI Investments,
Philadelphia, PA 19103                                                          the Administrator and the Distributor. Director
62 yrs. old                                                                     of SEI Investments since 1974; Secretary of
                                                                                SEI Investments since 1978.




------------------------------------------------------------------------------------------------------------------------------------

        NUMBER OF
       PORTFOLIOS
    IN THE ADVISORS'
    INNER CIRCLE FUND
    OVERSEEN BY BOARD                        OTHER DIRECTORSHIPS
         MEMBER                             HELD BY BOARD MEMBER3
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

          40                           Trustee, Navigator Securities Lending
                                       Trust, since 1995. Trustee of The
                                       Fulcrum Trust. Trustee of The Arbor
                                       Funds, The MDL Funds, The Expedition
                                       Funds, SEI Asset Allocation Trust,
                                       SEI Daily Income Trust, SEI Index
                                       Funds, SEI Institutional International
                                       Trust, SEI Institutional
                                       Investments Trust, SEI Institutional
                                       Managed Trust, SEI Insurance Products
                                       Trust, SEI Liquid Asset Trust and
                                       SEI Tax Exempt Trust.
-----------------------------------------------------------------------------
          40                           Trustee of The Arbor Funds, Bishop
                                       Street Funds, The Expedition Funds,
                                       The MDL Funds, SEI Asset Allocation
                                       Trust, SEI Daily Income Trust, SEI
                                       Index Funds, SEI Institutional
                                       International Trust, SEI Institutional
                                       Investments Trust, SEI Institutional
                                       Managed Trust, SEI Insurance Products
                                       Trust, SEI Liquid Asset Trust and
                                       SEI Tax Exempt Trust.
--------------------------------------------------------------------------------
          40                           Trustee of The Arbor Funds, The
                                       MDL Funds, The Expedition Funds,
                                       SEI Asset Allocation Trust, SEI Daily
                                       Income Trust, SEI Index Funds, SEI
                                       Institutional International Trust, SEI
                                       Institutional Investments Trust, SEI
                                       Institutional Managed Trust, SEI
                                       Insurance Products Trust, SEI Liquid
                                       Asset Trust and SEI Tax Exempt Trust.
--------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.


                                     30 & 31

THE ADVISORS' INNER CIRCLE FUND                              RHJ PORTFOLIOS

--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------



                                                             TERM OF
                                    POSITION(S)             OFFICE AND
    NAME, ADDRESS1,                  HELD WITH               LENGTH OF               PRINCIPAL OCCUPATION(S)
         AGE                        THE TRUST              TIME SERVED2                DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
JAMES R. FOGGO                      President              (Since 2000)         Vice President and Assistant Secretary
38 yrs. old                                                                     of SEI Investments since 1998; Vice
                                                                                President and Assistant Secretary of
                                                                                SEI Investments Global Funds Services
                                                                                and SEI Investments Distribution Co.
                                                                                since 1999; Associate, Paul, Weiss,
                                                                                Rifkind, Wharton & Garrison (law firm),
                                                                                1998; Associate, Baker & McKenzie
                                                                                (law firm), from 1995-1998.
------------------------------------------------------------------------------------------------------------------------------------
JENNIFER SPRATLEY, CPA        Controller and Chief         (Since 2001)         Director, SEI Funds Accounting since
33 yrs. old                     Financial Officer                               November 1999; Audit Manager, Ernst
                                                                                & Young LLP from 1991-1999.
------------------------------------------------------------------------------------------------------------------------------------
SHERRY K. VETTERLEIN      Vice President and Secretary     (Since 2001)         Vice President and Assistant Secretary
40 yrs. old                                                                     of SEI Investments Global Funds Services
                                                                                and SEI Investments Distribution Co.
                                                                                since January 2001; Shareholder/Partner,
                                                                                Buchanan Ingersoll Professional
                                                                                Corporation from 1992-2000.
------------------------------------------------------------------------------------------------------------------------------------
TODD B. CIPPERMAN  Vice President and Assistant Secretary  (Since 1995)         Senior Vice President and General
36 yrs. old                                                                     Counsel of SEI Investments; Senior Vice
                                                                                President, General Counsel and Secretary
                                                                                of SEI Investments Global Funds Services
                                                                                and SEI Investments Distribution Co.
                                                                                since 2000; Vice President and Assistant
                                                                                Secretary of SEI Investments, SEI Global
                                                                                Funds Services and SEI Investments
                                                                                Distribution Co. from 1999-2000;
                                                                                Associate, Dewey Ballantine (law firm)
                                                                                from 1994-1995.
------------------------------------------------------------------------------------------------------------------------------------

        NUMBER OF
       PORTFOLIOS
    IN THE ADVISORS'
    INNER CIRCLE FUND
    OVERSEEN BY BOARD                                OTHER DIRECTORSHIPS
         MEMBER                                     HELD BY BOARD MEMBER3
--------------------------------------------------------------------------------

           N/A                                               N/A








--------------------------------------------------------------------------------
           N/A                                               N/A


--------------------------------------------------------------------------------
           N/A                                               N/A





--------------------------------------------------------------------------------
           N/A                                               N/A

--------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

                                     32 & 33

THE ADVISORS' INNER CIRCLE FUND                              RHJ PORTFOLIOS

--------------------------------------------------------------------------------

 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------



                                                             TERM OF
                                    POSITION(S)             OFFICE AND
    NAME, ADDRESS1,                  HELD WITH               LENGTH OF               PRINCIPAL OCCUPATION(S)
         AGE                        THE TRUST               TIME SERVED                DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------
LYDIA A. GAVALIS                Vice President and         (Since 1998)         Vice President and Assistant Secretary
                                                                                Global Funds Services and SEI Investments
                                                                                Distribution Co. since 1998; Assistant
                                                                                General Counsel and Director of Arbitration,
                                                                                Philadelphia Stock Exchange from 1989-1998.
------------------------------------------------------------------------------------------------------------------------------------
TIMOTHY D. BARTO             Assistant Vice President      (Since 2000)         Vice President and Assistant Secretary of SEI
34 yrs. old                   and Assistant Secretary                           Investments Global Funds Services and SEI
                                                                                Investments Distribution Co. since  1999;
                                                                                Associate, Dechert (law firm) from 1997-1999;
                                                                                Associate, Richter, Miller & Finn (law firm)
                                                                                from 1994-1997.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM E. ZITELLI           Assistant Vice President      (Since 2000)         Vice President and Assistant Secretary of
34 yrs. old                        and Secretary                                SEI Investments Global Funds Services and
                                                                                SEI Investments Distribution Co. since 2000;
                                                                                Vice President, Merrill Lynch & Co. Asset
                                                                                Management Group from 1998 - 2000; Associate
                                                                                at Pepper Hamilton LLP from 1997-1998.
------------------------------------------------------------------------------------------------------------------------------------
CHRISTINE M. MCCULLOUGH         Vice President and         (Since 2000)         Vice President and Assistant Secretary of SEI
42 yrs. old                     Assistant Secretary                             Investments Global Funds Services and SEI
                                                                                Investments Distribution Co. since 1999;
                                                                                Associate at White and Williams LLP
                                                                                from 1991-1999.
------------------------------------------------------------------------------------------------------------------------------------
JOHN C. MUNCH                   Vice President and         (Since 2001)         Vice President and Assistant Secretary of SEI
31 yrs. old                     Assistant Secretary                             Investments Global Funds Services and SEI
                                                                                Investments Distribution Co. since 2001;
                                                                                Associate at Howard Rice Nemorvoski
                                                                                Canady Falk & Rabkin from 1998-2001;
                                                                                Associate at Seward & Kissel from 1996-1998.
------------------------------------------------------------------------------------------------------------------------------------

        NUMBER OF
       PORTFOLIOS
    IN THE ADVISORS'
    INNER CIRCLE FUND
       OVERSEEN BY                                   OTHER DIRECTORSHIPS
         OFFICER                                       HELD BY OFFICER
--------------------------------------------------------------------------------
          N/A                                                N/A




--------------------------------------------------------------------------------
          N/A                                                N/A





--------------------------------------------------------------------------------
          N/A                                                N/A





--------------------------------------------------------------------------------
          N/A                                                N/A




--------------------------------------------------------------------------------
          N/A                                                N/A





--------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

                                    34 & 35

THE ADVISORS' INNER CIRCLE FUND                              RHJ PORTFOLIOS


--------------------------------------------------------------------------------
 SHAREHOLDER VOTING RESULTS (UNAUDITED)
--------------------------------------------------------------------------------
     A special meeting of the shareholders of UAM Rice Hall James Micro Cap and Rice Hall James Small/Mid Cap Portfolios (the "UAM Portfolios") was held on June 7, 2002 to vote on the following matter:
     PROPOSAL
     To approve (i) transfer of all of the assets and all of the liabilities of the UAM Portfolios to a corresponding series of The Advisors' Inner Circle Fund (the "AIC Trust") in exchange for certain shares of such series of the AIC Trust (each an "AIC Portfolio") as set forth in an Agreement and Plan of Reorganization and Liquidation date February 20, 2002 between UAM Funds, Inc. and AIC Trust; (ii) the distribution of shares of each AIC Portfolio so received to the shareholders of the corresponding UAMPortfolio; (iii) the transfer of all of the assets and all of the liabilities of UAMFunds, Inc. to the AIC Trust; and (iv) the subsequent dissolution of UAM Funds, Inc. under Maryland law.

RICE HALL JAMES MICRO CAP PORTFOLIO
               SHARES VOTED      % OF SHARES VOTED       % OF SHARES OUTSTANDING
               ------------      -----------------       -----------------------
FOR             2,885,392                98.09%                    53.08%
AGAINST            22,370                 0.76                      0.41
ABSTAIN            33,564                 1.15                      0.61

RICE HALL JAMES SMALL/MID CAP PORTFOLIO
               SHARES VOTED      % OF SHARES VOTED       % OF SHARES OUTSTANDING
               ------------      -----------------       -----------------------
FOR             3,073,791                98.42%                    54.56%
AGAINST             7,930                 0.26                      0.14
ABSTAIN            41,312                 1.32                      0.73

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS


--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDER (UNAUDITED)
--------------------------------------------------------------------------------
     At October 31, 2002 Rice Hall James Micro Cap Portfolio and Small/Mid Cap Portfolio hereby designate $4,007,909 and $763,673, respectively, as long-term capital gain dividends for the purpose of the dividend paid deduction on its federal income tax return.

                         THE RICE HALL JAMES PORTFOLIOS
                                 P.O. Box 219009
                              Kansas City, MO 64121

                                    ADVISER:
                          Rice Hall James & Associates
                          600 West Broadway, Suite 1000
                               San Diego, CA 92101

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004



          This information must be preceded or accompanied by a current prospectus for the Portfolios described.

RHJ-AR-001-0100